Organization and Principal Activities (Details)	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014 Heilongjiang Jinshangjing Bio-Technology Development Co., Limited ("JSJ") [Member] USD ($)	Dec. 31, 2013 Heilongjiang Jinshangjing Bio-Technology Development Co., Limited ("JSJ") [Member] USD ($)	Mar. 31, 2014 Yew Bio-Pharm Holdings Limited ("Yew Bio-Pharm (HK)") [Member] HKD	Dec. 31, 2013 Yew Bio-Pharm Holdings Limited ("Yew Bio-Pharm (HK)") [Member] HKD	Mar. 31, 2014 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] CNY	Dec. 31, 2013 Harbin Yew Science and Technology Development Co., Ltd. ("HDS") [Member] CNY
Schedule of Company's subsidiaries and variable interest entities
Domicile and date of incorporation	PRC October 29, 2009	PRC October 29, 2009	Hong Kong November 29, 2010	Hong Kong November 29, 2010	PRC August 22, 1996	PRC August 22, 1996
Registered capital	$ 100,000	$ 100,000	10,000	10,000	45,000,000	45,000,000
Effective ownership, percentage	100.00%	100.00%	100.00%	100.00%
Principal activities	Holding company	Holding company	Holding company of JSJ	Holding company of JSJ	Sales of yew tree components for use in pharmaceutical industry; sales of yew tree seedlings and potted yew trees; and the manufacture of yew tree wood handicrafts	Sales of yew tree components for use in pharmaceutical industry; sales of yew tree seedlings and potted yew trees; and the manufacture of yew tree wood handicrafts